OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
OTHER FINANCIAL LIABILITIES	OTHER FINANCIAL LIABILITIES
Other Financial Liabilities:

Amounts in $ ‘000	2022	2021
Non-current
Financial guarantee contracts	—	165
Total non-current	—	165
Total	—	165
The financial guarantee relates to a guarantee for BioConnection, which due to the new ownership structure at Bioconnection, was released during 2022.